Post- Employment Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in defined benefit obligation
Defined benefit obligation beginning balance	$ (7,946)	$ (3,547)
Defined benefit cost included in statement of comprehensive loss	(1,176)	(145)
Total remeasurements included in other comprehensive loss	982	(4,694)
Employer contributions	703	622
Currency translation effects	(781)	(182)
Defined benefit obligation ending balance	$ (8,218)	$ (7,946)